CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Common Class A
Ordinary shares
Ordinary shares, par value	$ 0.001	$ 0.001
Authorized	860,000,000	860,000,000
Issued	53,806,534	52,972,578
Outstanding	46,707,393	45,873,437
Treasury shares	7,099,141	7,099,141
Common Class B
Ordinary shares
Ordinary shares, par value	$ 0.001	$ 0.001
Authorized	40,000,000	40,000,000
Issued	7,206,059	7,206,059
Outstanding	7,206,059	7,206,059